                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09713

                     Active Assets Institutional Money Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York                          10020
    (Address of principal executive offices)                          (Zip code)

                               Ronald E. Robison
             1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: June 30, 2006

Date of reporting period: December 31, 2005

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Active Assets Institutional Money Trust performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A MUTUAL FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF AN INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

FUND REPORT

For the six months ended December 31, 2005

MARKET CONDITIONS


During the six-month period ended December 31, 2005, the Federal Open Market Committee (the "Fed") continued its pattern of raising short-term rates begun in June of 2004. Through 13 steps of 25 basis points each -- including four during the six months covered by this report -- the Fed increased its target rate for federal funds to 4.25 percent.

Short-term rates rose alongside the federal funds rate, providing increased return opportunities for investors in money market funds.

PERFORMANCE ANALYSIS


As of December 31, 2005, Active Assets Institutional Money Trust had net assets of approximately $868 million and an average portfolio maturity of 28 days. For the six-month period ended December 31, 2005, the Fund provided a total return of 1.86 percent. For the seven-day period ended December 31, 2005, the Fund provided an effective annualized yield of 4.28 percent and a current yield of
4.19 percent, while its 30-day moving average yield for December was 4.13 percent. Past performance is no guarantee of future results.

Throughout the six months ended December 31, 2005, we shortened the weighted average maturity of the Fund as money market rates continued to rise. At the same time, we targeted maturities around upcoming Fed meetings in order to capitalize on possible further interest rate increases. Our strategy in managing the portfolio remained consistent with the Fund's long-term focus on preservation of capital and liquidity. We adhered to a conservative approach in managing the portfolio, emphasizing high-quality money market obligations. As in the past, we avoided the use of derivatives or structured notes that might fluctuate excessively with changing interest rates.

There is no guarantee that any sectors mentioned will continue to perform well or that securities in such sectors will be held by the Fund in the future.

   PORTFOLIO COMPOSITION
   Commercial Paper                                    52.6%
   Floating Rate Notes                                 22.8
   Repurchase Agreements                               21.4
   Certificates of Deposit                              3.2

   MATURITY SCHEDULE
     1 - 30 Days                                       66.8%
    31 - 60 Days                                       20.9
    61 - 90 Days                                        8.2
    91 - 120 Days                                       1.2
   121+ Days                                            2.9

Data as of December 31, 2005. Subject to change daily. All percentages for portfolio composition and maturity schedule are as a percentage of total investments. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

INVESTMENT STRATEGY

THE FUND INVESTS IN HIGH QUALITY, SHORT-TERM DEBT OBLIGATIONS. IN SELECTING INVESTMENTS, THE FUND'S "INVESTMENT ADVISER," MORGAN STANLEY INVESTMENT ADVISORS INC., SEEKS TO MAINTAIN THE FUND'S SHARE PRICE AT $1.00. THE SHARE PRICE REMAINING STABLE AT $1.00 MEANS THAT THE FUND WOULD PRESERVE THE PRINCIPAL VALUE OF YOUR INVESTMENT.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS BY FILING THE SCHEDULE ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEMIANNUAL REPORTS ARE FILED ON FORM N-CSRS AND THE ANNUAL REPORTS ARE FILED ON FORM N-CSR. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, WWW.MORGANSTANLEY.COM. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, HTTP://WWW.SEC.GOV. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN

ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (PUBLICINFO@SEC.GOV) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.

HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

EXPENSE EXAMPLE


As a shareholder of the Fund, you incur ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 07/01/05 - 12/31/05.

ACTUAL EXPENSES


The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES


The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds that have transactional costs, such as sales charges (loads), and redemption fees, or exchange fees.

                                                                     BEGINNING            ENDING            EXPENSES PAID
                                                                   ACCOUNT VALUE       ACCOUNT VALUE       DURING PERIOD *
                                                                   -------------       -------------       ---------------
                                                                                                             07/01/05 -
                                                                     07/01/05            12/31/05             12/31/05
                                                                   -------------       -------------       ---------------
Actual (1.86% return).......................................         $1,000.00           $1,018.60              $0.98
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,024.51              $0.98

------------------

 * Expenses are equal to the Fund's annualized expense ratio of 0.19% multiplied by the average account value over the period, multiplied by 186**/365 (to reflect the one-half year period).

**  Adjusted to reflect non-business day accruals.

Active Assets Institutional Money Trust
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2005 (UNAUDITED)

                                                        ANNUALIZED
PRINCIPAL                                                 YIELD
AMOUNT IN                                               ON DATE OF        MATURITY
THOUSANDS                  DESCRIPTION                   PURCHASE          DATES             VALUE
------------------------------------------------------------------------------------------------------
            Commercial Paper (52.6%)
            Asset-Backed - Auto (2.3%)
$  9,991    DaimlerChrysler Revolving Auto Conduit LLC
              Series I................................   4.34  %          01/20/06       $  9,970,618
  10,000    DaimlerChrysler Revolving Auto Conduit LLC
              Series II...............................    4.41            02/08/06          9,956,200
                                                                                         ------------
                                                                                           19,926,818
                                                                                         ------------
            Asset-Backed - Consumer (11.3%)
  16,000    Barton Capital LLC*.......................    4.33            01/17/06         15,973,182
  13,581    Bryant Park Funding LLC*..................  4.13-4.33    01/12/06-01/20/06     13,556,986
  10,000    Gemini Securitization Corp., LLC*.........    4.33            01/23/06          9,976,028
  29,000    Regency Markets No. 1 LLC*................  4.10-4.34    01/10/06-01/20/06     28,957,607
  29,408    Thames Asset Global Securitization*.......  4.31-4.38    01/11/06-02/03/06     29,358,925
                                                                                         ------------
                                                                                           97,822,728
                                                                                         ------------
            Asset-Backed - Corporate (2.7%)
   9,370    Amsterdam Funding Corp.*..................    4.31            01/18/06          9,353,251
  10,000    Atlantis One Funding*.....................    4.44            04/18/06          9,872,833
   4,200    Eureka Securitization Inc.*...............    4.27            01/11/06          4,196,033
                                                                                         ------------
                                                                                           23,422,117
                                                                                         ------------
            Asset-Backed - Diversified (0.6%)
   5,000    Jupiter Securitization Corp.*.............    4.30            02/01/06          4,982,801
                                                                                         ------------
            Asset-Backed - Mortgages (7.3%)
  20,000    Mortgage Interest Networking Trust Series
              A1+ P1..................................  4.32-4.33    01/09/06-01/12/06     19,982,058
  43,218    Sydney Capital Corp.*.....................  4.24-4.46    01/05/06-03/14/06     42,986,109
                                                                                         ------------
                                                                                           62,968,167
                                                                                         ------------
            Asset-Backed - Securities (15.4%)
  29,046    Cancara Asset Securitization LLC*.........  4.26-4.37    01/05/06-01/31/06     29,020,755
  47,315    Golden Fish LLC*..........................  4.37-4.38    01/11/06-01/31/06     47,207,385
  25,000    Grampian Funding LLC*.....................  4.00-4.17    02/07/06-02/17/06     24,885,795
  32,900    Solitaire Funding LLC*....................  4.26-4.62    01/31/06-06/13/06     32,622,392
                                                                                         ------------
                                                                                          133,736,327
                                                                                         ------------
            Asset-Backed - Structured Investment
            Vehicles (1.9%)
   6,500    Dorada Finance Inc.*......................    4.28            01/25/06          6,483,118
  10,000    White Pine Finance LLC*...................    4.10            02/01/06          9,967,456
                                                                                         ------------
                                                                                           16,450,574
                                                                                         ------------

                       See Notes to Financial Statements
 6

Active Assets Institutional Money Trust
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2005 (UNAUDITED) continued

                                                        ANNUALIZED
PRINCIPAL                                                 YIELD
AMOUNT IN                                               ON DATE OF        MATURITY
THOUSANDS                  DESCRIPTION                   PURCHASE          DATES             VALUE
------------------------------------------------------------------------------------------------------
            Finance - Corporate (0.8%)
$  7,000    CIT Group Inc. ...........................    4.34  %         02/03/06       $  6,974,020
                                                                                         ------------
            Insurance (2.4%)
   5,175    Irish Life & Permanent plc*...............    4.13            01/13/06          5,169,121
  16,000    Jefferson-Pilot Corp.*....................    4.31            01/03/06         16,000,000
                                                                                         ------------
                                                                                           21,169,121
                                                                                         ------------
            International Banks (7.9%)
   7,700    CBA (Delaware) Finance Inc. ..............    4.26            01/30/06          7,675,630
  10,000    Danske Corp. .............................    4.33            01/30/06          9,967,750
   6,100    HBOS Treasury Services plc................    4.33            02/01/06          6,078,870
  15,500    Nordea North America, Inc. ...............  4.24-4.52    01/20/06-05/25/06     15,314,747
  10,000    Santander Central Hispano Fin (Del)
              Inc. ...................................    4.25            01/20/06          9,980,072
  10,100    Skandinaviska Enskilda Banken AB*.........    4.33            02/03/06         10,062,602
  10,000    Spintab AB................................    4.41            03/28/06          9,898,500
                                                                                         ------------
                                                                                           68,978,171
                                                                                         ------------
            Total Commercial Paper (Cost $456,430,844).................................   456,430,844
                                                                                         ------------
            Floating Rate Notes (22.8%)
            Asset-Backed - Structured Investment Vehicles (3.4%)
   5,000    Beta Finance*.............................    4.35+          01/17/06++         5,000,662
  10,000    Dorada Finance Inc.*......................    4.35+          01/17/06++        10,000,277
  15,000    White Pine Finance LLC*...................    4.33+          01/25/06++        14,998,289
                                                                                         ------------
                                                                                           29,999,228
                                                                                         ------------
            Banking (3.2%)
  28,000    Wells Fargo & Co. ........................  4.54-4.58+   03/03/06-03/15/06++   28,024,635
                                                                                         ------------
                                                                                           28,024,635
                                                                                         ------------
            Domestic Banks (4.8%)
  10,000    SouthTrust Bank, N.A. ....................    4.44+          03/01/06++        10,002,762
  21,300    U.S. Bank, N.A., Cincinnati...............  4.23-4.31+       01/30/06++        21,298,996
  10,000    Wells Fargo Bank, N.A. ...................    4.30+          01/03/06++        10,000,000
                                                                                         ------------
                                                                                           41,301,758
                                                                                         ------------
            Finance - Automotive (1.1%)
   9,690    Toyota Motor Credit Corp. ................  4.31-4.36+   02/23/06-02/27/06++    9,690,579
                                                                                         ------------
            Financial Conglomerates (1.3%)
  10,988    General Electric Capital Corp. ...........  4.46-4.63+   02/03/06-03/20/06++   10,995,662
                                                                                         ------------

                       See Notes to Financial Statements

Active Assets Institutional Money Trust
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2005 (UNAUDITED) continued

                                                        ANNUALIZED
PRINCIPAL                                                 YIELD
AMOUNT IN                                               ON DATE OF        MATURITY
THOUSANDS                  DESCRIPTION                   PURCHASE          DATES             VALUE
------------------------------------------------------------------------------------------------------
       y    International Banks (2.1%)
$ 10,000    Barclays Bank plc.........................   4.31+ %         01/23/06++      $  9,999,190
   8,000    Royal Bank of Scotland plc................  4.23-4.26+   01/03/06-01/05/06++    7,998,235
                                                                                         ------------
                                                                                           17,997,425
                                                                                         ------------
            Investment Banks/Brokers (6.9%)
  40,000    Banc of America Securities, LLC*..........    4.33+          01/03/06++        40,000,000
  20,000    Goldman Sachs Group, Inc. (The)*..........    4.37+          01/03/06++        20,000,000
                                                                                         ------------
                                                                                           60,000,000
                                                                                         ------------
            Total Floating Rate Notes (Cost $198,009,287)..............................   198,009,287
                                                                                         ------------
            Repurchase Agreements (21.3%)
  65,200    Banc of America Securities, LLC (dated
              12/30/05; proceeds $65,230,934) (a).....    4.27            01/03/06         65,200,000
 120,000    Goldman Sachs & Co. (dated 12/30/05;
              proceeds $120,057,610) (b)..............  4.30-4.33         01/03/06        120,000,000
                                                                                         ------------
            Total Repurchase Agreements (Cost $185,200,000)............................   185,200,000
                                                                                         ------------
            Certificates of Deposit (3.2%)
            Domestic Banks (2.6%)
  13,000    Citibank, N.A. ...........................    4.19            01/27/06         13,000,000
  10,000    First Tennessee Bank, N.A. ...............    4.21            01/26/06          9,999,773
                                                                                         ------------
                                                                                           22,999,773
                                                                                         ------------
            International Banks (0.6%)
   5,000    Deutsche Bank AG..........................    4.61            10/16/06          4,995,748
                                                                                         ------------
            Total Certificates of Deposit (Cost $27,995,521)...........................    27,995,521
                                                                                         ------------

            Total Investments (Cost $867,635,652) (c)...........................    99.9%     867,635,652

            Other Assets in Excess of Liabilities...............................     0.1          444,039
                                                                                   -----     ------------
            Net Assets..........................................................   100.0%    $868,079,691
                                                                                   =====     ============

---------------------

    *    Resale is restricted to qualified institutional investors.
    +    Rate shown is the rate in effect at December 31, 2005.
    ++   Date of next interest rate reset.
    (a)  Collateralized by Freddie Mac 5.50% due 12/01/20 - 06/01/35
         valued at $66,504,000.
    (b)  Collateralized by Freddie Mac 4.00% - 5.50% due
         09/01/09 - 11/01/35 valued at $122,400,000.
    (c)  Cost is the same for federal income tax purposes.

8
                       See Notes to Financial Statements

Active Assets Institutional Money Trust
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
December 31, 2005 (unaudited)

Assets:
Investments in securities, at value
  (cost $867,635,652) (including repurchase agreements of
  $185,200,000).............................................  $867,635,652
Cash........................................................         6,844
Interest receivable.........................................       935,016
Prepaid expenses and other assets...........................        66,025
                                                              ------------
    Total Assets............................................   868,643,537
                                                              ------------
Liabilities:
Payable for:
    Dividends to shareholders...............................       399,705
    Investment advisory fee.................................        78,012
    Administration fee......................................        39,006
    Transfer agent fee......................................            22
Accrued expenses and other payables.........................        47,101
                                                              ------------
    Total Liabilities.......................................       563,846
                                                              ------------
    Net Assets..............................................  $868,079,691
                                                              ============
Composition of Net Assets:
Paid-in-capital.............................................  $867,970,391
Accumulated undistributed net investment income.............       109,300
                                                              ------------
    Net Assets..............................................  $868,079,691
                                                              ============
Net Asset Value Per Share
868,079,691 shares outstanding (unlimited shares authorized
of $.01 par value)..........................................         $1.00
                                                              ============

                       See Notes to Financial Statements

Active Assets Institutional Money Trust
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended December 31, 2005 (unaudited)

Net Investment Income:
Interest Income.............................................  $12,806,378
                                                              -----------
Expenses
Investment advisory fee.....................................      332,712
Administration fee..........................................      166,356
Professional fees...........................................       38,456
Custodian fees..............................................       21,199
Shareholder reports and notices.............................       16,670
Registration fees...........................................       15,325
Trustees' fees and expenses.................................        3,557
Transfer agent fees and expenses............................        1,582
Other.......................................................       23,804
                                                              -----------
    Total Expenses..........................................      619,661
                                                              -----------
Net Investment Income.......................................  $12,186,717
                                                              ===========

                       See Notes to Financial Statements
 10

Active Assets Institutional Money Trust
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets

                                                                 FOR THE SIX      FOR THE YEAR
                                                                MONTHS ENDED          ENDED
                                                              DECEMBER 31, 2005   JUNE 30, 2005
                                                              -----------------   -------------
                                                                 (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income.......................................    $ 12,186,717      $  16,375,223

Dividends to shareholders from net investment income........     (12,186,717)       (16,375,208)

Net increase (decrease) from transactions in shares of
  beneficial interest.......................................     332,642,750       (400,621,113)
                                                                ------------      -------------
    Net Increase (Decrease).................................     332,642,750       (400,621,098)
Net Assets:
Beginning of period.........................................     535,436,941        936,058,039
                                                                ------------      -------------
End of Period
(Including accumulated undistributed net investment income
of $109,300 and $109,300, respectively).....................    $868,079,691      $ 535,436,941
                                                                ============      =============

                       See Notes to Financial Statements

Active Assets Institutional Money Trust
NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2005 (UNAUDITED)

1. Organization and Accounting Policies

Active Assets Institutional Money Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is high current income, preservation of capital and liquidity. The Fund was organized as a Massachusetts business trust on November 23, 1999 and commenced operations on February 15, 2000.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- Portfolio securities are valued at amortized cost, which approximates market value.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements -- The Fund may invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to shareholders as of the close of each business day.

F. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Adviser"), the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the annual rate of 0.10% to the net assets of the Fund determined as of the close of each business day.

Active Assets Institutional Money Trust
NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2005 (UNAUDITED) continued

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate 0.05% to the Fund's daily net assets.

The Investment Adviser has agreed to cap the Fund's operating expenses (except for brokerage fees) by assuming the Fund's "other expenses" and/or waiving the Fund's advisory fees, and the Administrator has agreed to waive the Fund's administrative fees, to the extent that such operating expenses exceed 0.20% of the average daily net assets of the Fund on an annualized basis.

3. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales/maturities of portfolio securities for the six months ended December 31, 2005, aggregated $17,194,320,471 and $16,868,672,756, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser and Administrator, is the Fund's transfer agent.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

4. Shares of Beneficial Interest

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                                 FOR THE SIX       FOR THE YEAR
                                                                MONTHS ENDED          ENDED
                                                              DECEMBER 31, 2005   JUNE 30, 2005
                                                              -----------------   --------------
                                                                 (unaudited)

Shares sold.................................................    1,717,981,380      3,372,493,472
Shares issued in reinvestment of dividends..................       11,828,344         16,351,360
                                                               --------------     --------------
                                                                1,729,809,724      3,388,844,832
Shares redeemed.............................................   (1,397,166,974)    (3,789,465,945)
                                                               --------------     --------------
Net increase (decrease) in shares outstanding...............      332,642,750       (400,621,113)
                                                               ==============     ==============

Active Assets Institutional Money Trust
NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2005 (UNAUDITED) continued

5. Legal Matters

The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, are named as defendants in a consolidated class action. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint, filed in the United States District Court Southern District of New York on April 16, 2004, generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. On March 9, 2005, Plaintiffs sought leave to supplement their complaint to assert claims on behalf of other investors. While the Fund and Adviser believe that each has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

Active Assets Institutional Money Trust
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                     FOR THE SIX                  FOR THE YEAR ENDED JUNE 30,
                                                    MONTHS ENDED      ----------------------------------------------------
                                                  DECEMBER 31, 2005     2005       2004       2003       2002       2001
                                                  -----------------   --------   --------   --------   --------   --------
                                                     (unaudited)
Selected Per Share Data:

Net asset value, beginning of period............        $ 1.00        $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
                                                        ------        -------    -------    -------    -------    -------

Net income from investment operations...........         0.018          0.021      0.009      0.014      0.024      0.058

Less dividends from net investment income.......        (0.018)        (0.021)    (0.009)+   (0.014)+   (0.024)+   (0.058)+
                                                        ------        -------    -------    -------    -------    -------

Net asset value, end of period..................        $ 1.00        $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
                                                        ======        =======    =======    =======    =======    =======

Total Return....................................          1.86%(1)       2.09%      0.91%      1.37%      2.45%      5.95%

Ratios to Average Net Assets:
Expenses........................................          0.19%(2)       0.18%      0.18%      0.17%      0.17%      0.19%

Net investment income...........................          3.66%(2)       1.97%      0.91%      1.36%      2.40%      5.61%

Supplemental Data:
Net assets, end of period, in millions..........          $868           $535       $936     $1,148     $1,153     $1,146

---------------------

     +   Includes capital gain distribution of less than $0.001.
    (1)  Not annualized.
    (2)  Annualized.

                                                                              15
                       See Notes to Financial Statements

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS

Charles A. Fiumefreddo
Chairman of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Barry Fink
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC.

(c) 2005 Morgan Stanley

[MORGAN STANLEY LOGO]

MORGAN STANLEY FUNDS

Active Assets
Institutional
Money Trust

Semiannual Report
December 31, 2005

[MORGAN STANLEY LOGO]

RA06-00092P-Y12/05

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Active Assets Institutional Money Trust


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
February 9, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
February 9, 2006


/s/ Francis Smith
-------------------------------------
Francis Smith
Principal Financial Officer
February 9, 2006


                                        3